LEASES (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Write Off Ev Related Assets
Sublease income	$ 25,000	$ 75,000	$ 91,000	$ 84,000